RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended	24 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Aug. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Accrued legal and professional	$ 320		$ 172	$ 172		$ 29
Stock granted	33,580	594,691	1,375,868
Related party
RELATED PARTY TRANSACTIONS
Aggregate amount of loan	$ 18,889
Related party | Gatemore Capital Management
RELATED PARTY TRANSACTIONS
Aggregate amount of loan					$ 6,000
Related party | Stellantis
RELATED PARTY TRANSACTIONS
Aggregate amount of loan					2,000
Related party | Mercedes-Benz
RELATED PARTY TRANSACTIONS
Aggregate amount of loan					$ 2,000
Executive Chairman
RELATED PARTY TRANSACTIONS
Consulting expenses	88	$ 44		350
Accrued legal and professional	$ 30		$ 190	$ 190		$ 0
Member of the Company's Board of Directors | WAVE Equity Partners
RELATED PARTY TRANSACTIONS
Stock granted			50,000
Member of the Company's Board of Directors | Gatemore Capital Management
RELATED PARTY TRANSACTIONS
Stock granted			50,000